Cover Page	12 Months Ended
Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	Scilex Holding Company
Entity Filer Category	Non-accelerated Filer
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
Entity Tax Identification Number	92-1062542
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Primary SIC Number	2836
Entity Central Index Key	0001820190
City Area Code	650
Local Phone Number	516-4310
Amendment Description	Post-Effective Amendment No. 1
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	960 San Antonio Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	516-4310
Contact Personnel Name	Jaisim Shah